Note 16 - Concentrations of risks (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer One
Concentration Risk, Customer	one	one
Customer One | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk, Percentage	6660.00%	6420.00%
Customer Two
Concentration Risk, Customer	one	two
Customer Two | Customer Concentration Risk
Concentration Risk, Customer	23.9	32.9
Customer Two | Accounts Receivable | Customer Concentration Risk
Concentration Risk, Percentage		2040.00%
Vendor
Concentration Risk, Supplier	two	one
Vendor | Supplier Concentration Risk | Accounts Payable
Concentration Risk, Percentage	1380.00%	2360.00%
Vendor | Purchase Benchmark | Supplier Concentration Risk
Concentration Risk, Percentage	1000.00%	1000.00%	1000.00%
Concentration Risk, Additional Characteristic	no	no	no
Vendor Two | Supplier Concentration Risk | Accounts Payable
Concentration Risk, Percentage	1240.00%